Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
November 30, 2021
ZUB-NPRT1-0122
1.9881609.104
Nonconvertible Bonds - 26.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	200,000	194,587
2.25% 2/1/32	100,000	96,498
2.75% 6/1/31	401,000	407,429
3.3% 2/1/52	350,000	341,656
3.5% 6/1/41	320,000	328,769
3.5% 9/15/53	1,009,000	1,019,207
3.55% 9/15/55	293,000	294,534
3.6% 7/15/25	219,000	234,301
3.65% 6/1/51	220,000	228,421
3.65% 9/15/59	259,000	262,168
4.5% 5/15/35	220,000	253,643
4.65% 6/1/44	110,000	129,288
5.15% 3/15/42	236,000	293,656
5.45% 3/1/47	160,000	211,881
Bell Canada 4.464% 4/1/48	130,000	164,022
British Telecommunications PLC 9.625% 12/15/30 (b)	154,000	229,448
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	307,170
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	330,951
5.213% 3/8/47	160,000	200,271
Telefonica Europe BV 8.25% 9/15/30	508,000	723,788
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	873,318
2.355% 3/15/32 (c)	615,000	608,725
2.987% 10/30/56	492,000	473,344
3.55% 3/22/51	500,000	548,254
4.016% 12/3/29	150,000	168,193
4.125% 3/16/27	60,000	66,670
4.272% 1/15/36	106,000	124,542
4.329% 9/21/28	270,000	307,522
4.4% 11/1/34	100,000	117,233
4.812% 3/15/39	780,000	974,363
5.012% 4/15/49	146,000	198,454
5.012% 8/21/54	214,000	299,935
5.25% 3/16/37	102,000	133,569
		11,145,810
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	87,079
The Walt Disney Co.:
2% 9/1/29	40,000	39,934
2.65% 1/13/31	200,000	207,615
2.75% 9/1/49	60,000	58,500
3.5% 5/13/40	163,000	179,669
3.6% 1/13/51	60,000	68,601
3.7% 10/15/25	434,000	468,178
3.8% 5/13/60	60,000	71,404
4.75% 9/15/44	151,000	196,417
6.2% 12/15/34	150,000	211,090
		1,588,487
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	97,643
1.1% 8/15/30	410,000	385,253
2.05% 8/15/50	220,000	198,946
Baidu, Inc.:
3.075% 4/7/25	210,000	218,474
3.5% 11/28/22	470,000	480,986
		1,381,302
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	99,114
3.5% 6/1/41	280,000	274,193
3.75% 2/15/28	150,000	161,433
3.85% 4/1/61	300,000	286,607
4.4% 12/1/61	120,000	125,067
5.125% 7/1/49	200,000	235,731
5.375% 4/1/38	110,000	132,208
5.375% 5/1/47	100,000	120,008
5.75% 4/1/48	250,000	314,794
Comcast Corp.:
1.5% 2/15/31	295,000	277,347
1.95% 1/15/31	300,000	293,147
2.45% 8/15/52	295,000	269,075
2.65% 2/1/30	100,000	103,466
2.8% 1/15/51	120,000	115,862
2.887% 11/1/51 (c)	273,000	266,904
2.937% 11/1/56 (c)	520,000	505,364
2.987% 11/1/63 (c)	160,000	154,603
3.45% 2/1/50	100,000	107,809
3.7% 4/15/24	100,000	105,977
3.999% 11/1/49	100,000	116,091
4.049% 11/1/52	15,000	17,829
4.15% 10/15/28	150,000	169,799
5.65% 6/15/35	476,000	631,753
7.05% 3/15/33	210,000	303,677
Discovery Communications LLC:
3.25% 4/1/23	176,000	180,004
3.625% 5/15/30	200,000	213,962
4% 9/15/55	133,000	142,385
4.65% 5/15/50	200,000	237,122
Fox Corp.:
4.709% 1/25/29	70,000	79,992
5.476% 1/25/39	164,000	211,943
5.576% 1/25/49	56,000	76,576
Grupo Televisa SA de CV:
5% 5/13/45	100,000	119,712
6.625% 3/18/25	130,000	148,956
6.625% 1/15/40	110,000	150,377
Time Warner Cable LLC:
5.5% 9/1/41	110,000	134,763
5.875% 11/15/40	220,000	278,763
6.55% 5/1/37	100,000	133,925
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	147,430
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	474,661
4.125% 6/1/44	192,000	229,596
ViacomCBS, Inc.:
4% 1/15/26	176,000	190,832
4.2% 6/1/29	200,000	223,259
4.6% 1/15/45	110,000	133,026
4.95% 1/15/31	237,000	281,197
5.85% 9/1/43	139,000	188,374
		9,164,713
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	529,138
3.625% 4/22/29	200,000	216,219
6.125% 3/30/40	100,000	140,585
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	94,064
4.3% 2/15/48	240,000	274,162
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	197,027
3.3% 2/15/51	400,000	388,896
3.5% 4/15/25	830,000	878,005
3.6% 11/15/60	230,000	228,895
4.375% 4/15/40	100,000	113,555
Vodafone Group PLC:
4.375% 5/30/28	250,000	282,385
5% 5/30/38	130,000	161,849
5.125% 6/19/59	340,000	447,392
		3,952,172
TOTAL COMMUNICATION SERVICES		27,232,484
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	152,784
Automobiles - 0.2%
American Honda Finance Corp.:
1.2% 7/8/25	400,000	397,559
2.15% 9/10/24	120,000	123,327
3.55% 1/12/24	428,000	451,040
General Motors Co.:
4.2% 10/1/27	90,000	98,196
5.95% 4/1/49	170,000	233,024
6.75% 4/1/46	255,000	368,819
6.8% 10/1/27	330,000	403,702
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	71,688
5.25% 3/1/26	170,000	191,106
5.65% 1/17/29	130,000	154,362
		2,492,823
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	200,000	236,966
Duke University 2.832% 10/1/55	34,000	36,391
George Washington University 4.126% 9/15/48	200,000	251,193
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	263,389
4.3% 2/21/48	30,000	36,121
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	454,560
Northwestern University:
3.662% 12/1/57	100,000	127,068
3.868% 12/1/48	120,000	147,305
University of Chicago 3% 10/1/52	120,000	129,118
University of Southern California 2.945% 10/1/51	350,000	377,862
		2,059,973
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	113,347
3.8% 2/15/28	100,000	106,660
5% 2/15/26	155,000	173,448
Marriott International, Inc.:
2.75% 10/15/33	100,000	97,136
3.125% 6/15/26	210,000	220,629
4.625% 6/15/30	123,000	138,437
5.75% 5/1/25	110,000	124,147
McDonald's Corp.:
3.3% 7/1/25	280,000	298,121
3.6% 7/1/30	810,000	898,535
3.625% 9/1/49	30,000	33,431
4.45% 3/1/47	153,000	189,449
4.45% 9/1/48	44,000	54,715
4.7% 12/9/35	100,000	123,575
6.3% 3/1/38	100,000	143,140
Starbucks Corp.:
2.55% 11/15/30	400,000	408,089
4% 11/15/28	350,000	393,843
4.45% 8/15/49	100,000	124,287
		3,640,989
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	329,970
3.15% 2/9/51	235,000	223,368
4% 12/6/37	140,000	152,600
Amazon.com, Inc.:
0.8% 6/3/25	130,000	128,063
1% 5/12/26	200,000	197,628
1.5% 6/3/30	160,000	153,883
2.1% 5/12/31	360,000	361,704
2.5% 6/3/50	130,000	124,404
2.8% 8/22/24	117,000	122,271
3.1% 5/12/51	200,000	216,151
3.15% 8/22/27	290,000	312,187
3.875% 8/22/37	280,000	329,263
4.05% 8/22/47	228,000	280,472
4.25% 8/22/57	100,000	130,257
4.8% 12/5/34	230,000	293,596
4.95% 12/5/44	100,000	137,341
eBay, Inc. 1.4% 5/10/26	410,000	404,452
		3,897,610
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	100,000	107,329
3.9% 11/19/29	142,000	156,115
		263,444
Multiline Retail - 0.2%
Dollar General Corp. 3.5% 4/3/30	210,000	228,499
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	218,131
4% 5/15/25	478,000	515,051
Nordstrom, Inc. 4% 3/15/27	110,000	108,075
Target Corp.:
2.5% 4/15/26	100,000	104,957
3.375% 4/15/29	310,000	339,825
3.9% 11/15/47	160,000	199,863
		1,714,401
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	168,930
Lowe's Companies, Inc.:
3.375% 9/15/25	210,000	224,578
3.65% 4/5/29	210,000	230,846
3.7% 4/15/46	100,000	111,243
4.05% 5/3/47	132,000	154,809
5% 4/15/40	330,000	417,341
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	142,852
The Home Depot, Inc.:
1.375% 3/15/31	240,000	226,137
2.375% 3/15/51	120,000	111,579
2.5% 4/15/27	750,000	784,714
2.95% 6/15/29	330,000	351,862
4.25% 4/1/46	150,000	186,898
4.4% 3/15/45	156,000	196,954
4.5% 12/6/48	100,000	130,717
5.875% 12/16/36	100,000	141,888
5.95% 4/1/41	120,000	174,257
TJX Companies, Inc. 1.6% 5/15/31	250,000	240,253
		3,995,858
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,145,140
2.75% 3/27/27	230,000	243,642
		1,388,782
TOTAL CONSUMER DISCRETIONARY		19,606,664
CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	200,000	240,500
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	316,000	340,196
4.7% 2/1/36	100,000	119,908
4.9% 2/1/46	100,000	125,835
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	150,000	180,354
4.6% 4/15/48	377,000	461,742
4.95% 1/15/42	230,000	287,307
5.45% 1/23/39	380,000	498,036
5.55% 1/23/49	180,000	248,277
5.8% 1/23/59 (Reg. S)	260,000	381,261
8.2% 1/15/39	110,000	180,039
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	154,388
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	215,376
3.6% 2/15/28	272,000	296,230
4.5% 5/9/47	100,000	121,176
Diageo Capital PLC:
1.375% 9/29/25	200,000	199,999
2% 4/29/30	400,000	396,521
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	178,495
4.417% 5/25/25	360,000	393,618
4.597% 5/25/28	180,000	205,676
Molson Coors Beverage Co.:
3% 7/15/26	254,000	265,891
4.2% 7/15/46	100,000	110,743
PepsiCo, Inc.:
1.4% 2/25/31	680,000	650,234
1.625% 5/1/30	309,000	300,396
2.25% 5/2/22	632,000	636,246
2.85% 2/24/26	250,000	265,589
3% 10/15/27	100,000	107,552
4.45% 4/14/46	140,000	185,987
7% 3/1/29	100,000	135,899
The Coca-Cola Co.:
1% 3/15/28	230,000	219,374
1.45% 6/1/27	120,000	118,783
1.65% 6/1/30	240,000	231,809
2.125% 9/6/29	140,000	142,443
2.25% 1/5/32	120,000	121,290
2.5% 6/1/40	120,000	119,059
2.5% 3/15/51	100,000	97,589
2.6% 6/1/50	120,000	118,998
2.75% 6/1/60	120,000	120,757
3.45% 3/25/30	160,000	178,180
		9,351,753
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	147,960
3% 5/18/27	210,000	226,590
Kroger Co.:
1.7% 1/15/31	240,000	227,465
3.5% 2/1/26	130,000	139,751
3.7% 8/1/27	120,000	131,407
4.45% 2/1/47	130,000	158,487
5.4% 1/15/49	70,000	98,059
Sysco Corp.:
3.3% 2/15/50	150,000	156,266
6.6% 4/1/50	140,000	219,919
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	84,259
3.45% 6/1/26	195,000	207,192
4.8% 11/18/44	100,000	120,805
Walmart, Inc.:
2.85% 7/8/24	150,000	157,410
3.05% 7/8/26	400,000	428,685
3.25% 7/8/29	220,000	243,347
3.4% 6/26/23	100,000	104,219
3.7% 6/26/28	140,000	156,873
5.25% 9/1/35	645,000	879,180
5.625% 4/15/41	169,000	248,025
		4,135,899
Food Products - 0.3%
Archer Daniels Midland Co. 3.25% 3/27/30	330,000	361,701
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	111,065
Campbell Soup Co. 4.15% 3/15/28	260,000	289,339
Conagra Brands, Inc.:
4.85% 11/1/28	410,000	476,319
5.3% 11/1/38	31,000	39,356
General Mills, Inc.:
3% 2/1/51 (c)	110,000	112,748
4% 4/17/25	130,000	140,405
4.2% 4/17/28	200,000	225,229
Hormel Foods Corp. 1.8% 6/11/30	200,000	196,115
Kellogg Co. 3.25% 4/1/26	290,000	308,849
McCormick & Co., Inc. 1.85% 2/15/31	150,000	142,227
Mondelez International, Inc. 1.875% 10/15/32	270,000	258,379
Tyson Foods, Inc.:
4% 3/1/26	160,000	173,718
4.35% 3/1/29	220,000	250,330
5.1% 9/28/48	100,000	134,771
Unilever Capital Corp. 1.375% 9/14/30	380,000	361,063
		3,581,614
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	177,093
6.625% 8/1/37	140,000	217,428
Procter & Gamble Co.:
1.2% 10/29/30	600,000	568,782
2.85% 8/11/27	140,000	149,146
3% 3/25/30	100,000	108,838
		1,221,287
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	330,000	329,443
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	273,000
3.875% 9/16/46	204,000	199,468
4.8% 2/14/29	30,000	33,966
5.8% 2/14/39	330,000	398,435
5.95% 2/14/49	110,000	138,749
BAT Capital Corp.:
3.215% 9/6/26	100,000	103,866
3.222% 8/15/24	200,000	208,302
3.557% 8/15/27	450,000	470,912
4.39% 8/15/37	180,000	191,133
4.54% 8/15/47	128,000	134,248
4.7% 4/2/27	270,000	297,862
4.758% 9/6/49	260,000	279,581
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	834,599
4.25% 11/10/44	110,000	126,198
4.875% 11/15/43	224,000	271,489
Reynolds American, Inc. 4.45% 6/12/25	140,000	151,439
		4,113,247
TOTAL CONSUMER STAPLES		22,733,243
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 4.08% 12/15/47	290,000	325,249
Halliburton Co.:
5% 11/15/45	100,000	122,405
6.7% 9/15/38	100,000	138,047
7.45% 9/15/39	120,000	177,008
		762,709
Oil, Gas & Consumable Fuels - 1.7%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	110,830
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	162,942
4.95% 6/1/47	160,000	198,078
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	352,621
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	230,000	255,597
Chevron Corp.:
1.141% 5/11/23	70,000	70,494
1.554% 5/11/25	70,000	70,505
1.995% 5/11/27	70,000	70,802
2.236% 5/11/30	70,000	70,729
2.954% 5/16/26	231,000	244,998
2.978% 5/11/40	70,000	72,430
3.078% 5/11/50	70,000	74,591
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	134,458
5.05% 11/15/44	70,000	93,197
ConocoPhillips Co.:
4.95% 3/15/26	366,000	413,596
6.5% 2/1/39	120,000	175,271
Devon Energy Corp. 5% 6/15/45	315,000	379,745
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (c)	90,000	100,761
Enable Midstream Partners LP 3.9% 5/15/24 (b)	210,000	220,388
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	174,852
Enbridge, Inc.:
3.4% 8/1/51	190,000	194,645
3.5% 6/10/24	164,000	172,294
Energy Transfer LP:
4.95% 6/15/28	147,000	166,188
5% 5/15/50	220,000	252,798
5.25% 4/15/29	310,000	354,551
5.3% 4/15/47	50,000	57,796
5.4% 10/1/47	80,000	95,231
5.8% 6/15/38	50,000	60,681
6% 6/15/48	330,000	414,224
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	97,858
3.3% 2/15/53	100,000	99,780
3.95% 2/15/27	214,000	233,794
4.2% 1/31/50	370,000	417,411
4.25% 2/15/48	270,000	305,451
4.8% 2/1/49	56,000	68,590
Equinor ASA:
2.375% 5/22/30	310,000	315,987
2.875% 4/6/25	400,000	419,236
3.625% 9/10/28	130,000	143,612
4.8% 11/8/43	130,000	169,646
5.1% 8/17/40	180,000	238,729
Exxon Mobil Corp.:
2.995% 8/16/39	200,000	206,108
3.452% 4/15/51	450,000	491,543
Hess Corp.:
5.6% 2/15/41	120,000	147,903
7.125% 3/15/33	170,000	227,210
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	363,440
6.55% 9/15/40	100,000	136,616
6.95% 1/15/38	100,000	139,062
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	112,567
5.05% 2/15/46	50,000	59,768
5.2% 3/1/48	264,000	328,559
5.55% 6/1/45	190,000	240,651
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	37,690
5% 3/1/26	147,000	164,766
Marathon Oil Corp. 6.6% 10/1/37	120,000	158,687
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	319,865
4.7% 5/1/25	370,000	404,161
4.75% 12/15/23	35,000	37,372
MPLX LP:
4.125% 3/1/27	60,000	65,264
4.5% 4/15/38	250,000	277,444
4.7% 4/15/48	226,000	260,602
ONEOK Partners LP 6.65% 10/1/36	350,000	466,587
ONEOK, Inc.:
4% 7/13/27	80,000	86,599
4.45% 9/1/49	50,000	55,628
5.2% 7/15/48	22,000	26,520
7.5% 9/1/23	200,000	218,783
Ovintiv, Inc. 6.5% 2/1/38	70,000	89,179
Phillips 66 Co. 3.9% 3/15/28	380,000	414,605
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	608,421
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	226,248
5.75% 5/15/24	410,000	447,813
Shell International Finance BV:
2% 11/7/24	1,770,000	1,813,302
2.375% 11/7/29	100,000	101,886
2.5% 9/12/26	270,000	282,942
3.125% 11/7/49	100,000	103,725
3.75% 9/12/46	106,000	120,285
5.5% 3/25/40	190,000	260,961
Spectra Energy Partners LP 4.75% 3/15/24	151,000	161,759
Suncor Energy, Inc.:
4% 11/15/47	114,000	126,915
6.8% 5/15/38	130,000	183,597
The Williams Companies, Inc.:
3.35% 8/15/22	190,000	192,224
3.75% 6/15/27	460,000	497,837
4.85% 3/1/48	50,000	60,843
5.8% 11/15/43	100,000	131,761
Total Capital International SA:
3.461% 7/12/49	140,000	152,933
3.75% 4/10/24	465,000	494,148
Total Capital SA 3.883% 10/11/28	470,000	525,679
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	300,265
4.875% 5/15/48	80,000	101,508
6.1% 6/1/40	170,000	231,341
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	563,970
3.95% 5/15/50	100,000	113,125
Valero Energy Corp.:
3.4% 9/15/26	110,000	116,634
4.35% 6/1/28	70,000	77,242
6.625% 6/15/37	200,000	273,749
		21,533,679
TOTAL ENERGY		22,296,388
FINANCIALS - 7.8%
Banks - 4.2%
Banco Santander SA:
3.306% 6/27/29	200,000	214,217
3.8% 2/23/28	400,000	435,754
5.179% 11/19/25	200,000	222,995
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	789,830
1.658% 3/11/27 (b)	340,000	337,400
1.734% 7/22/27 (b)	510,000	505,393
2.087% 6/14/29 (b)	1,210,000	1,193,617
2.299% 7/21/32 (b)	110,000	107,945
2.651% 3/11/32 (b)	340,000	343,638
2.676% 6/19/41 (b)	380,000	368,988
2.687% 4/22/32 (b)	410,000	415,179
2.831% 10/24/51 (b)	140,000	139,515
2.972% 7/21/52 (b)	110,000	111,970
3.093% 10/1/25 (b)	400,000	417,567
3.194% 7/23/30 (b)	270,000	284,751
3.419% 12/20/28 (b)	445,000	474,097
3.946% 1/23/49 (b)	110,000	130,120
3.974% 2/7/30 (b)	65,000	71,856
4% 1/22/25	512,000	547,670
4.083% 3/20/51 (b)	100,000	122,066
4.244% 4/24/38 (b)	180,000	211,497
4.271% 7/23/29 (b)	360,000	403,728
4.33% 3/15/50 (b)	200,000	250,046
6.11% 1/29/37	508,000	685,446
Bank of Montreal:
3.3% 2/5/24	580,000	607,680
3.803% 12/15/32 (b)	100,000	107,544
Bank of Nova Scotia 3.4% 2/11/24	560,000	589,111
Barclays PLC:
2.279% 11/24/27 (b)	300,000	300,361
2.894% 11/24/32 (b)	300,000	301,198
3.564% 9/23/35 (b)	240,000	246,826
3.932% 5/7/25 (b)	200,000	211,202
4.337% 1/10/28	320,000	350,318
4.375% 1/12/26	210,000	229,675
4.95% 1/10/47	200,000	259,953
5.2% 5/12/26	360,000	404,233
BB&T Corp.:
2.75% 4/1/22	140,000	140,817
3.75% 12/6/23	350,000	369,768
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	825,527
1.122% 1/28/27 (b)	600,000	582,541
1.462% 6/9/27 (b)	300,000	294,263
2.561% 5/1/32 (b)	600,000	602,598
3.142% 1/24/23 (b)	90,000	90,322
3.2% 10/21/26	80,000	84,896
3.98% 3/20/30 (b)	150,000	166,100
4.65% 7/30/45	267,000	342,006
4.65% 7/23/48	75,000	98,419
4.75% 5/18/46	208,000	261,483
5.316% 3/26/41 (b)	230,000	304,770
5.875% 2/22/33	200,000	255,791
Export-Import Bank of Korea 0.625% 2/9/26	400,000	388,598
Fifth Third Bancorp:
2.55% 5/5/27	100,000	103,406
3.95% 3/14/28	50,000	55,533
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	234,480
2.206% 8/17/29 (b)	550,000	538,414
2.633% 11/7/25 (b)	600,000	616,533
2.804% 5/24/32 (b)	340,000	340,082
3.973% 5/22/30 (b)	214,000	233,302
4.292% 9/12/26 (b)	1,600,000	1,732,702
4.375% 11/23/26	400,000	437,406
6.5% 9/15/37	140,000	193,930
6.8% 6/1/38	100,000	143,025
ING Groep NV 2.727% 4/1/32 (b)	200,000	203,711
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	661,088
2.375% 11/16/22	400,000	407,479
2.5% 5/23/24	1,510,000	1,569,319
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	690,420
0.969% 6/23/25 (b)	720,000	714,631
1.47% 9/22/27 (b)	360,000	353,109
1.578% 4/22/27 (b)	300,000	296,377
1.953% 2/4/32 (b)	300,000	287,597
2.069% 6/1/29 (b)	340,000	335,838
2.525% 11/19/41 (b)	340,000	322,840
2.545% 11/8/32 (b)	350,000	351,767
2.58% 4/22/32 (b)	300,000	302,529
2.7% 5/18/23	470,000	481,762
2.95% 10/1/26	190,000	200,310
2.956% 5/13/31 (b)	250,000	258,217
3.109% 4/22/51 (b)	50,000	52,702
3.22% 3/1/25 (b)	1,640,000	1,713,188
3.559% 4/23/24 (b)	670,000	694,664
4.452% 12/5/29 (b)	630,000	715,894
5.5% 10/15/40	430,000	586,071
5.6% 7/15/41	325,000	455,122
5.625% 8/16/43	247,000	346,131
Korea Development Bank 1.625% 1/19/31	250,000	246,587
Lloyds Banking Group PLC:
3% 1/11/22	800,000	802,216
4.375% 3/22/28	656,000	736,852
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	550,000	542,024
2.309% 7/20/32 (b)	550,000	543,357
2.801% 7/18/24	200,000	208,294
3.195% 7/18/29	400,000	423,109
3.961% 3/2/28	100,000	111,235
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	398,787
1.554% 7/9/27 (b)	200,000	196,628
1.979% 9/8/31 (b)	280,000	269,469
2.226% 5/25/26 (b)	200,000	203,277
2.839% 7/16/25 (b)	200,000	207,458
National Australia Bank Ltd. 2.875% 4/12/23	250,000	257,826
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	197,938
3.754% 11/1/29 (b)	400,000	418,955
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	97,277
PNC Financial Services Group, Inc.:
1.15% 8/13/26	400,000	394,231
2.2% 11/1/24	250,000	258,249
3.45% 4/23/29	280,000	305,559
Rabobank Nederland 3.75% 7/21/26	250,000	269,999
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	543,786
2.75% 1/10/23	250,000	255,756
Royal Bank of Canada:
1.2% 4/27/26	270,000	265,965
4.65% 1/27/26	210,000	233,069
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	61,501
4.5% 7/17/25	406,000	440,496
Santander UK Group Holdings PLC 1.532% 8/21/26 (b)	250,000	246,787
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	648,619
2.142% 9/23/30	260,000	250,453
2.75% 1/15/30	200,000	206,401
3.102% 1/17/23	288,000	295,807
3.936% 10/16/23	120,000	126,748
SVB Financial Group 2.1% 5/15/28	260,000	259,416
The Toronto-Dominion Bank 0.55% 3/4/24	1,100,000	1,090,946
Truist Financial Corp. 1.267% 3/2/27 (b)	950,000	932,780
Wachovia Corp. 5.5% 8/1/35	250,000	320,933
Wells Fargo & Co.:
0.805% 5/19/25 (b)	1,100,000	1,089,474
2.406% 10/30/25 (b)	550,000	564,709
3% 10/23/26	100,000	105,258
3.068% 4/30/41 (b)	200,000	205,756
3.75% 1/24/24	40,000	42,156
4.75% 12/7/46	388,000	490,241
4.9% 11/17/45	97,000	123,695
5.013% 4/4/51 (b)	280,000	387,310
5.375% 11/2/43	100,000	132,246
5.606% 1/15/44	100,000	135,198
Westpac Banking Corp.:
2.75% 1/11/23	306,000	313,424
2.894% 2/4/30 (b)	390,000	399,212
3.65% 5/15/23	160,000	167,101
4.11% 7/24/34 (b)	270,000	292,795
4.322% 11/23/31 (b)	160,000	173,586
		51,721,815
Capital Markets - 1.6%
Ares Capital Corp.:
3.5% 2/10/23	917,000	940,233
3.875% 1/15/26	200,000	210,526
4.25% 3/1/25	100,000	105,528
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	823,877
1.8% 7/28/31	170,000	166,265
2.1% 10/24/24	370,000	380,386
3.5% 4/28/23	230,000	238,754
BlackRock, Inc.:
2.4% 4/30/30	200,000	206,618
3.5% 3/18/24	120,000	127,297
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	334,891
Charles Schwab Corp.:
0.9% 3/11/26	460,000	450,262
1.65% 3/11/31	197,000	189,239
2% 3/20/28	120,000	121,223
CI Financial Corp. 3.2% 12/17/30	100,000	102,843
Credit Suisse AG 0.495% 2/2/24	700,000	692,889
Credit Suisse Group AG 3.8% 6/9/23	500,000	520,844
Deutsche Bank AG 4.1% 1/13/26	700,000	755,827
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	249,577
3.3% 11/16/22	100,000	102,392
4.1% 1/13/26	154,000	165,598
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	107,633
1.093% 12/9/26 (b)	1,000,000	972,351
1.948% 10/21/27 (b)	600,000	598,609
2.383% 7/21/32 (b)	660,000	647,586
2.615% 4/22/32 (b)	460,000	460,907
3.85% 1/26/27	960,000	1,028,935
4.017% 10/31/38 (b)	100,000	114,172
4.8% 7/8/44	120,000	153,526
5.15% 5/22/45	330,000	431,387
6.25% 2/1/41	120,000	174,141
6.75% 10/1/37	262,000	370,017
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	150,917
2.65% 9/15/40	160,000	152,745
3% 9/15/60	100,000	97,402
3.75% 9/21/28	100,000	110,209
4% 10/15/23	220,000	232,154
4.25% 9/21/48	120,000	144,983
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	141,251
Jefferies Group, Inc. 2.75% 10/15/32	110,000	109,579
Moody's Corp.:
2% 8/19/31	140,000	136,709
4.875% 12/17/48	120,000	162,750
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	302,687
1.512% 7/20/27 (b)	470,000	461,008
1.593% 5/4/27 (b)	1,100,000	1,087,586
1.794% 2/13/32 (b)	260,000	246,281
2.188% 4/28/26 (b)	200,000	204,057
2.239% 7/21/32 (b)	470,000	460,581
3.125% 1/23/23	795,000	816,779
3.625% 1/20/27	160,000	173,163
3.772% 1/24/29 (b)	180,000	196,446
4.375% 1/22/47	224,000	285,195
5.597% 3/24/51 (b)	40,000	60,956
6.375% 7/24/42	328,000	499,094
NASDAQ, Inc. 1.65% 1/15/31	160,000	149,318
Nomura Holdings, Inc. 1.851% 7/16/25	666,000	668,897
Northern Trust Corp. 1.95% 5/1/30	150,000	149,750
S&P Global, Inc. 1.25% 8/15/30	120,000	112,927
State Street Corp.:
1.684% 11/18/27 (b)	335,000	336,200
3.031% 11/1/34 (b)	170,000	177,831
		19,771,788
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	401,006
2.875% 8/14/24	150,000	154,827
3% 10/29/28	250,000	251,751
3.3% 1/23/23	401,000	410,526
3.4% 10/29/33	250,000	251,681
3.85% 10/29/41	250,000	257,953
4.45% 10/1/25	150,000	162,121
4.5% 9/15/23	164,000	172,753
Ally Financial, Inc.:
2.2% 11/2/28	100,000	99,103
3.05% 6/5/23	340,000	349,083
5.125% 9/30/24	510,000	558,802
5.8% 5/1/25	150,000	169,522
American Express Co.:
2.5% 8/1/22	150,000	151,645
2.5% 7/30/24	464,000	479,020
3.4% 2/27/23	50,000	51,618
Capital One Financial Corp.:
3.2% 1/30/23	80,000	82,172
3.3% 10/30/24	230,000	242,475
3.8% 1/31/28	438,000	479,474
Discover Financial Services 4.5% 1/30/26	208,000	228,171
Ford Motor Credit Co. LLC 4.14% 2/15/23	200,000	204,252
GE Capital International Funding Co. 4.418% 11/15/35	400,000	483,453
John Deere Capital Corp.:
1.45% 1/15/31	170,000	161,052
2.8% 3/6/23	270,000	277,458
2.8% 9/8/27	290,000	307,316
Synchrony Financial:
3.95% 12/1/27	380,000	410,255
4.375% 3/19/24	100,000	106,022
5.15% 3/19/29	109,000	126,709
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	378,752
1.15% 8/13/27	470,000	454,605
1.65% 1/10/31	180,000	174,376
2.15% 9/8/22	800,000	810,492
2.7% 1/11/23	50,000	51,123
		8,899,568
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	198,529
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	470,000	448,800
2.85% 10/15/50	180,000	179,844
4.2% 8/15/48	130,000	160,414
4.25% 1/15/49	100,000	124,264
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	237,474
4.5% 2/11/43	110,000	137,673
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	214,107
3% 2/24/50	130,000	127,074
3.06% 6/17/41	400,000	403,531
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	52,737
4.125% 6/15/26	170,000	185,310
4.125% 5/15/29	44,000	48,980
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	112,954
2.6% 11/15/29	110,000	114,657
3.4% 11/15/49	80,000	89,009
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,071,135
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	236,632	232,875
Japan International Cooperation Agency 1.75% 4/28/31	200,000	200,349
KfW:
0.25% 10/19/23	600,000	596,356
0.375% 7/18/25	208,000	202,955
0.625% 1/22/26	900,000	880,857
2.375% 12/29/22	815,000	832,626
2.5% 11/20/24	280,000	293,162
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	178,171
Voya Financial, Inc. 3.65% 6/15/26	170,000	184,840
		7,508,683
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	355,296
3.35% 5/15/24	110,000	116,338
4.35% 11/3/45	74,000	94,561
AFLAC, Inc. 3.625% 11/15/24	450,000	482,387
Allstate Corp.:
1.45% 12/15/30	500,000	474,146
5.75% 8/15/53 (b)	160,000	168,288
American International Group, Inc.:
4.375% 6/30/50	170,000	214,455
4.5% 7/16/44	115,000	140,768
4.7% 7/10/35	200,000	241,196
4.75% 4/1/48	40,000	52,427
5.75% 4/1/48 (b)	190,000	214,711
Aon PLC 4.75% 5/15/45	140,000	180,491
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	117,764
Athene Holding Ltd. 3.5% 1/15/31	170,000	180,107
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	258,417
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	238,999
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	100,000	112,211
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	260,172
4.4% 3/15/48	30,000	37,668
Lincoln National Corp. 4.35% 3/1/48	210,000	256,617
Manulife Financial Corp. 4.15% 3/4/26	200,000	220,721
Markel Corp. 5% 5/20/49	120,000	159,154
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	49,663
4.375% 3/15/29	120,000	136,784
4.9% 3/15/49	120,000	165,005
MetLife, Inc.:
4.125% 8/13/42	180,000	213,304
4.55% 3/23/30	110,000	129,942
4.6% 5/13/46	272,000	352,169
6.4% 12/15/66 (b)	100,000	124,024
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	311,789
Principal Financial Group, Inc. 2.125% 6/15/30	160,000	159,142
Progressive Corp.:
3.2% 3/26/30	200,000	217,111
4.2% 3/15/48	100,000	125,195
Prudential Financial, Inc.:
3% 3/10/40	110,000	113,674
3.878% 3/27/28	45,000	50,311
4.35% 2/25/50	180,000	231,072
4.418% 3/27/48	100,000	126,994
5.7% 12/14/36	120,000	162,828
5.7% 9/15/48 (b)	74,000	84,118
The Chubb Corp. 6.5% 5/15/38	58,000	87,675
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	97,305
4.05% 3/7/48	74,000	91,632
6.25% 6/15/37	256,000	371,631
Unum Group 5.75% 8/15/42	110,000	138,811
Willis Group North America, Inc. 4.5% 9/15/28	324,000	366,594
		8,483,667
TOTAL FINANCIALS		96,385,521
HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	124,392
2.95% 11/21/26	100,000	105,243
3.2% 11/21/29	200,000	212,193
4.05% 11/21/39	210,000	240,316
4.25% 11/14/28	92,000	103,508
4.25% 11/21/49	150,000	180,414
4.3% 5/14/36	25,000	29,121
4.45% 5/14/46	280,000	339,903
4.55% 3/15/35	50,000	59,692
4.75% 3/15/45	420,000	531,215
Amgen, Inc.:
1.65% 8/15/28	550,000	534,326
1.9% 2/21/25	100,000	101,444
2.8% 8/15/41	200,000	193,614
3.15% 2/21/40	220,000	223,815
3.2% 11/2/27	70,000	74,492
3.375% 2/21/50	210,000	219,043
4.4% 5/1/45	188,000	226,026
4.663% 6/15/51	100,000	128,171
Biogen, Inc.:
3.15% 5/1/50	100,000	98,191
3.25% 2/15/51 (c)	150,000	149,640
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	561,888
2.8% 10/1/50	180,000	174,866
4.15% 3/1/47	112,000	131,924
4.6% 9/1/35	100,000	120,408
4.75% 3/1/46	240,000	304,643
		5,168,488
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	390,000	538,219
Baxter International, Inc.:
1.915% 2/1/27 (c)(e)	330,000	329,861
2.539% 2/1/32 (c)(e)	330,000	332,660
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	64,921
4.669% 6/6/47	290,000	367,347
Boston Scientific Corp.:
4% 3/1/29	100,000	111,845
4.7% 3/1/49	230,000	297,001
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	107,997
Medtronic, Inc. 4.375% 3/15/35	280,000	344,415
Stryker Corp.:
1.95% 6/15/30	100,000	98,291
2.9% 6/15/50	100,000	102,527
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	185,717
3.55% 3/20/30	194,000	210,970
		3,091,771
Health Care Providers & Services - 1.1%
Aetna, Inc. 3.875% 8/15/47	180,000	203,285
AHS Hospital Corp. 2.78% 7/1/51	250,000	256,454
Allina Health System, Inc. 3.887% 4/15/49	40,000	47,933
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,132,070
3.125% 5/15/22	140,000	141,675
4.101% 3/1/28	130,000	144,933
4.55% 3/1/48	80,000	100,602
4.625% 5/15/42	150,000	186,934
5.1% 1/15/44	132,000	174,573
Banner Health:
2.907% 1/1/42	400,000	411,156
2.913% 1/1/51	150,000	155,957
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	138,651
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	86,923
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	311,225
4.368% 6/15/47	30,000	34,239
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	98,269
Cigna Corp.:
3.05% 11/30/22	110,000	112,497
3.75% 7/15/23	37,000	38,606
4.125% 11/15/25	99,000	108,080
4.375% 10/15/28	100,000	113,302
4.8% 8/15/38	80,000	98,036
4.8% 7/15/46	230,000	290,878
4.9% 12/15/48	200,000	259,134
CommonSpirit Health 3.91% 10/1/50	150,000	172,678
CVS Health Corp.:
1.75% 8/21/30	735,000	698,973
2.7% 8/21/40	210,000	201,015
2.875% 6/1/26	60,000	62,885
3% 8/15/26	38,000	40,062
3.25% 8/15/29	250,000	265,812
3.7% 3/9/23	7,000	7,239
4.78% 3/25/38	512,000	623,850
5.05% 3/25/48	250,000	330,334
5.125% 7/20/45	100,000	130,882
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	139,161
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	265,984
5.125% 6/15/39	100,000	123,347
5.25% 6/15/49	120,000	155,523
5.5% 6/15/47	150,000	197,581
Humana, Inc.:
1.35% 2/3/27	170,000	164,795
2.15% 2/3/32	170,000	163,949
3.125% 8/15/29	100,000	105,334
3.95% 8/15/49	100,000	116,261
Indiana University Health, Inc. 2.852% 11/1/51	200,000	205,548
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	121,356
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	296,014
3.266% 11/1/49	110,000	121,690
4.15% 5/1/47	60,000	75,295
MidMichigan Health 3.409% 6/1/50	42,000	46,756
Novant Health, Inc. 3.168% 11/1/51	110,000	119,346
Orlando Health Obligated Group 3.327% 10/1/50	68,000	74,712
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	147,925
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	274,003
Sutter Health 3.361% 8/15/50	170,000	186,038
Trinity Health Corp. 2.632% 12/1/40	50,000	50,052
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	221,861
2% 5/15/30	170,000	168,463
2.3% 5/15/31	270,000	273,414
2.375% 8/15/24	100,000	103,605
2.875% 8/15/29	150,000	158,569
2.9% 5/15/50	307,000	313,942
3.375% 4/15/27	220,000	238,597
3.45% 1/15/27	370,000	401,818
3.7% 8/15/49	90,000	104,490
3.85% 6/15/28	240,000	268,017
4.45% 12/15/48	68,000	87,251
4.75% 7/15/45	182,000	239,781
6.625% 11/15/37	310,000	464,308
6.875% 2/15/38	126,000	194,348
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	73,988
		13,642,264
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	238,712
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	98,397
2.25% 9/15/31	100,000	96,970
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	311,111
4.133% 3/25/25	730,000	790,246
		1,535,436
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	167,806
2.25% 5/28/31	170,000	171,755
AstraZeneca PLC:
1.375% 8/6/30	240,000	225,624
3.125% 6/12/27	140,000	149,702
4% 9/18/42	100,000	120,031
6.45% 9/15/37	149,000	219,520
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	180,175
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	198,719
2.55% 11/13/50	100,000	95,205
3.2% 6/15/26	100,000	107,494
3.25% 2/27/27	760,000	823,608
3.4% 7/26/29	100,000	109,519
3.875% 8/15/25	80,000	86,633
4.125% 6/15/39	100,000	118,830
4.25% 10/26/49	100,000	124,696
4.55% 2/20/48	204,000	263,275
Eli Lilly & Co.:
2.25% 5/15/50	200,000	186,232
3.95% 3/15/49	100,000	125,180
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	209,263
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	240,000	249,038
6.375% 5/15/38	151,000	224,091
Johnson & Johnson:
0.55% 9/1/25	100,000	97,408
1.3% 9/1/30	100,000	95,241
2.1% 9/1/40	440,000	423,536
2.45% 9/1/60	100,000	96,213
3.4% 1/15/38	238,000	267,992
Merck & Co., Inc.:
2.45% 6/24/50	100,000	95,259
3.7% 2/10/45	322,000	373,476
Mylan NV:
5.2% 4/15/48	74,000	91,569
5.4% 11/29/43	100,000	124,618
Novartis Capital Corp.:
2.4% 5/17/22	670,000	675,492
2.75% 8/14/50	150,000	153,454
4.4% 5/6/44	120,000	153,400
Pfizer, Inc.:
2.55% 5/28/40	120,000	119,518
2.7% 5/28/50	100,000	101,207
3.2% 9/15/23	80,000	83,532
3.45% 3/15/29	100,000	110,296
3.9% 3/15/39	70,000	82,036
4% 12/15/36	190,000	225,255
4.3% 6/15/43	106,000	131,434
4.4% 5/15/44	110,000	138,773
7.2% 3/15/39	130,000	210,576
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	248,861
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	469,701
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	335,423
Viatris, Inc.:
2.7% 6/22/30	218,000	217,673
3.85% 6/22/40	100,000	106,509
4% 6/22/50	70,000	75,427
Wyeth LLC 5.95% 4/1/37	50,000	70,947
Zoetis, Inc.:
3% 9/12/27	50,000	52,257
3.95% 9/12/47	180,000	214,224
		9,797,703
TOTAL HEALTH CARE		33,235,662
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.75% 5/15/28	100,000	111,481
4.25% 4/1/40	104,000	126,905
4.25% 4/1/50	30,000	38,837
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	416,215
Lockheed Martin Corp.:
2.9% 3/1/25	250,000	262,528
4.07% 12/15/42	110,000	131,391
4.09% 9/15/52	119,000	148,563
4.7% 5/15/46	136,000	179,296
6.15% 9/1/36	100,000	140,495
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	106,696
4.03% 10/15/47	178,000	212,865
4.75% 6/1/43	110,000	139,941
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	451,088
3.65% 8/16/23	13,000	13,580
3.75% 11/1/46	100,000	113,176
3.95% 8/16/25	80,000	86,721
4.125% 11/16/28	400,000	449,521
4.35% 4/15/47	100,000	123,171
4.45% 11/16/38	200,000	243,800
4.5% 6/1/42	40,000	49,418
5.7% 4/15/40	160,000	224,274
The Boeing Co.:
2.75% 2/1/26	140,000	143,819
2.8% 3/1/23	270,000	275,455
2.95% 2/1/30	220,000	221,979
3.2% 3/1/29	320,000	330,734
3.75% 2/1/50	70,000	72,585
4.875% 5/1/25	1,090,000	1,194,635
5.705% 5/1/40	700,000	894,038
5.805% 5/1/50	220,000	296,738
6.875% 3/15/39	160,000	222,164
		7,422,109
Air Freight & Logistics - 0.2%
FedEx Corp.:
2.4% 5/15/31	200,000	201,426
4.05% 2/15/48	80,000	90,985
4.1% 2/1/45	130,000	146,743
4.25% 5/15/30	130,000	148,694
4.9% 1/15/34	100,000	122,132
4.95% 10/17/48	80,000	103,754
5.25% 5/15/50	98,000	132,078
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	162,011
3.9% 4/1/25	350,000	378,766
4.45% 4/1/30	150,000	177,017
5.3% 4/1/50	82,000	122,339
6.2% 1/15/38	134,000	195,514
		1,981,459
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	210,000	203,661
Southwest Airlines Co. 5.125% 6/15/27	251,000	285,875
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	176,008	184,450
		673,986
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	306,722
2.493% 2/15/27	100,000	102,277
2.722% 2/15/30	100,000	102,037
3.377% 4/5/40	150,000	156,736
3.577% 4/5/50	100,000	106,211
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	300,000	289,683
Masco Corp.:
2% 2/15/31	90,000	86,424
3.125% 2/15/51	50,000	50,629
Owens Corning 4.3% 7/15/47	110,000	129,440
		1,330,159
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	372,786
3.95% 5/15/28	200,000	221,982
Waste Management, Inc.:
2.4% 5/15/23	250,000	255,071
2.5% 11/15/50	150,000	143,824
3.15% 11/15/27	50,000	53,184
		1,046,847
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	119,177
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	270,000	278,041
2.875% 10/15/27	210,000	223,761
3.25% 8/26/49	100,000	110,049
3.375% 3/1/29	110,000	120,450
3.7% 4/15/50	96,000	112,829
General Electric Co.:
4.25% 5/1/40	50,000	61,957
4.35% 5/1/50	170,000	229,016
4.5% 3/11/44	200,000	255,588
Honeywell International, Inc.:
1.35% 6/1/25	100,000	100,392
1.95% 6/1/30	100,000	99,872
2.3% 8/15/24	190,000	196,579
2.7% 8/15/29	110,000	115,849
2.8% 6/1/50	100,000	104,516
Roper Technologies, Inc.:
1% 9/15/25	60,000	58,596
1.4% 9/15/27	60,000	58,240
1.75% 2/15/31	60,000	55,955
2% 6/30/30	400,000	386,627
		2,568,317
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	189,393
1.1% 9/14/27	540,000	521,910
2.55% 11/29/22	518,000	528,993
Caterpillar, Inc.:
2.6% 4/9/30	210,000	220,250
3.25% 9/19/49	170,000	188,238
Cummins, Inc. 1.5% 9/1/30	190,000	180,525
Deere & Co. 2.875% 9/7/49	190,000	199,227
Illinois Tool Works, Inc. 3.9% 9/1/42	100,000	118,136
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	196,991
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	101,665
3.362% 2/15/50	80,000	86,295
Parker Hannifin Corp.:
3.25% 6/14/29	210,000	223,356
4% 6/14/49	110,000	129,805
Stanley Black & Decker, Inc. 2.75% 11/15/50	151,000	148,407
		3,033,191
Professional Services - 0.0%
Thomson Reuters Corp. 4.3% 11/23/23	170,000	179,563
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	31,033
3.25% 6/15/27	550,000	596,344
3.3% 9/15/51	140,000	152,889
4.05% 6/15/48	182,000	221,237
4.15% 12/15/48	100,000	123,790
4.45% 3/15/43	151,000	188,871
5.75% 5/1/40	100,000	139,025
Canadian National Railway Co.:
2.45% 5/1/50	150,000	141,075
3.65% 2/3/48	100,000	114,979
Canadian Pacific Railway Co.:
1.75% 12/2/26 (e)	200,000	200,112
2.45% 12/2/31 (e)	200,000	202,440
3.1% 12/2/51 (e)	200,000	205,696
4.8% 8/1/45	230,000	301,644
CSX Corp.:
3.35% 11/1/25	250,000	268,085
3.8% 3/1/28	50,000	55,014
4.25% 3/15/29	150,000	171,253
4.3% 3/1/48	210,000	257,042
4.75% 11/15/48	160,000	210,334
6.15% 5/1/37	100,000	141,587
Kansas City Southern 3.5% 5/1/50	160,000	173,638
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	389,582
3.8% 8/1/28	72,000	80,083
3.95% 10/1/42	305,000	350,384
4.15% 2/28/48	100,000	120,523
Union Pacific Corp.:
2.15% 2/5/27	120,000	122,768
2.75% 3/1/26	360,000	377,789
2.891% 4/6/36	390,000	407,061
3.25% 2/5/50	270,000	291,447
3.799% 4/6/71	170,000	200,375
4% 4/15/47	90,000	106,941
		6,343,041
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.625% 12/1/27	140,000	147,441
4.625% 10/1/28	350,000	389,891
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	143,410
		680,742
TOTAL INDUSTRIALS		25,378,591
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	192,000	270,943
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	418,072
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	508,271
5.3% 10/1/29	90,000	106,669
5.45% 6/15/23	138,000	146,371
8.1% 7/15/36	310,000	471,956
8.35% 7/15/46	92,000	153,635
		1,804,974
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	240,000	241,502
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	240,061
2.25% 3/1/31	200,000	195,584
Fiserv, Inc.:
2.25% 6/1/27	100,000	101,635
2.75% 7/1/24	370,000	382,908
3.5% 7/1/29	370,000	394,274
4.4% 7/1/49	100,000	119,051
Global Payments, Inc.:
1.2% 3/1/26	350,000	339,216
2.9% 5/15/30	130,000	131,637
IBM Corp.:
1.95% 5/15/30	100,000	97,469
2.85% 5/15/40	110,000	108,749
2.95% 5/15/50	100,000	100,256
3% 5/15/24	100,000	104,634
3.5% 5/15/29	170,000	184,742
4.15% 5/15/39	100,000	116,750
4.7% 2/19/46	204,000	264,511
5.6% 11/30/39	180,000	248,292
MasterCard, Inc. 3.85% 3/26/50	310,000	370,880
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	80,780
2.3% 6/1/30	130,000	131,774
2.85% 10/1/29	280,000	294,722
The Western Union Co. 2.85% 1/10/25	100,000	103,985
Visa, Inc.:
2.05% 4/15/30	430,000	433,923
2.15% 9/15/22	480,000	486,067
2.7% 4/15/40	120,000	122,599
3.15% 12/14/25	160,000	171,196
4.3% 12/14/45	142,000	179,621
		5,746,818
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	150,000	153,164
2.95% 4/1/25	240,000	253,483
Applied Materials, Inc.:
4.35% 4/1/47	90,000	117,032
5.1% 10/1/35	120,000	157,002
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	107,686
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	153,986
3.15% 11/15/25	230,000	241,151
3.459% 9/15/26	432,000	459,023
3.469% 4/15/34 (c)	230,000	236,997
3.75% 2/15/51 (c)	280,000	291,255
4.3% 11/15/32	300,000	334,634
5% 4/15/30	292,000	340,081
Intel Corp.:
2% 8/12/31	50,000	49,399
2.45% 11/15/29	720,000	740,442
3.05% 8/12/51	50,000	51,786
3.25% 11/15/49	180,000	191,702
3.734% 12/8/47	110,000	126,608
4.6% 3/25/40	110,000	137,198
4.75% 3/25/50	390,000	527,137
Lam Research Corp. 2.875% 6/15/50	150,000	153,085
Micron Technology, Inc. 4.663% 2/15/30	120,000	136,928
NVIDIA Corp.:
2% 6/15/31	480,000	476,541
3.5% 4/1/50	167,000	192,924
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32 (c)	300,000	301,295
3.25% 5/11/41 (c)	190,000	194,787
3.875% 6/18/26 (c)	140,000	151,710
Qualcomm, Inc.:
2.6% 1/30/23	430,000	439,202
4.3% 5/20/47	213,000	270,858
Texas Instruments, Inc. 3.875% 3/15/39	210,000	251,475
		7,238,571
Software - 0.8%
Adobe, Inc. 2.15% 2/1/27	240,000	247,426
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,795,726
2.4% 8/8/26	520,000	542,465
2.525% 6/1/50	280,000	277,617
2.675% 6/1/60	200,000	199,390
2.921% 3/17/52	170,000	181,008
3.45% 8/8/36	610,000	700,883
5.3% 2/8/41	180,000	252,597
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,327,807
2.65% 7/15/26	100,000	103,251
2.875% 3/25/31	470,000	481,022
3.25% 11/15/27	260,000	274,883
3.6% 4/1/40	100,000	103,604
3.6% 4/1/50	210,000	212,514
3.8% 11/15/37	100,000	106,547
3.85% 4/1/60	70,000	72,667
3.95% 3/25/51	200,000	215,508
4% 11/15/47	388,000	416,686
4.1% 3/25/61	140,000	152,889
4.375% 5/15/55	200,000	229,705
5.375% 7/15/40	120,000	150,676
6.125% 7/8/39	114,000	155,427
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	99,103
2.9% 7/15/51	300,000	310,125
3.7% 4/11/28	140,000	156,211
VMware, Inc. 1.4% 8/15/26	690,000	674,259
		9,439,996
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
1.125% 5/11/25	500,000	498,874
1.7% 8/5/31	280,000	272,624
2.1% 9/12/22	100,000	101,158
2.375% 2/8/41	440,000	431,013
2.4% 1/13/23	1,242,000	1,266,438
2.55% 8/20/60	110,000	104,515
2.85% 8/5/61	490,000	493,629
2.95% 9/11/49	180,000	187,869
3% 2/9/24	650,000	677,437
3% 11/13/27	890,000	950,825
3.35% 2/9/27	240,000	260,031
3.75% 11/13/47	90,000	107,130
4.375% 5/13/45	120,000	153,775
4.5% 2/23/36	110,000	138,260
4.65% 2/23/46	201,000	266,166
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,231,431
HP, Inc.:
2.2% 6/17/25	190,000	194,297
3.4% 6/17/30	250,000	262,574
		7,598,046
TOTAL INFORMATION TECHNOLOGY		32,099,348
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	100,688
2.05% 5/15/30	40,000	40,243
2.7% 5/15/40	40,000	41,052
2.8% 5/15/50	40,000	41,252
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	164,454
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	105,701
4.493% 11/15/25	320,000	353,953
4.725% 11/15/28	100,000	116,518
5.319% 11/15/38	310,000	400,480
Eastman Chemical Co. 4.5% 12/1/28	226,000	259,642
Ecolab, Inc. 1.3% 1/30/31	400,000	376,925
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	147,665
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	246,730
LYB International Finance BV 4% 7/15/23	87,000	91,288
LYB International Finance II BV 3.5% 3/2/27	680,000	732,212
LYB International Finance III LLC:
3.375% 10/1/40	110,000	114,436
3.625% 4/1/51	110,000	117,360
3.8% 10/1/60	100,000	106,799
Nutrien Ltd.:
3.375% 3/15/25	250,000	266,919
3.95% 5/13/50	170,000	199,670
4.2% 4/1/29	32,000	36,170
5% 4/1/49	56,000	75,536
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,035
3.125% 6/1/24	160,000	167,287
3.45% 6/1/27	210,000	226,099
4.5% 6/1/47	100,000	125,095
The Dow Chemical Co.:
2.1% 11/15/30	450,000	443,457
3.6% 11/15/50	170,000	186,443
3.625% 5/15/26	150,000	161,859
5.55% 11/30/48	80,000	113,732
The Mosaic Co. 4.05% 11/15/27	170,000	186,947
Westlake Chemical Corp. 3.6% 8/15/26	548,000	592,064
		6,342,711
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 4.25% 12/15/47	120,000	144,179
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	412,959
WRKCo, Inc. 4.65% 3/15/26	400,000	448,815
		861,774
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	193,719
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	137,722
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	200,449
Newmont Corp.:
2.25% 10/1/30	160,000	156,447
4.875% 3/15/42	100,000	126,061
Nucor Corp. 2.979% 12/15/55	110,000	110,752
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	434,086
Southern Copper Corp.:
3.875% 4/23/25	210,000	224,201
5.875% 4/23/45	178,000	238,516
7.5% 7/27/35	110,000	155,788
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	500,313
6.875% 11/21/36	120,000	154,185
		2,632,239
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	298,544
6% 1/15/29	230,000	260,084
		558,628
TOTAL MATERIALS		10,539,531
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	241,168
4.85% 4/15/49	140,000	184,545
American Tower Corp.:
1.3% 9/15/25	120,000	118,322
2.1% 6/15/30	120,000	115,206
3.1% 6/15/50	120,000	116,083
3.6% 1/15/28	70,000	75,219
3.8% 8/15/29	100,000	108,519
AvalonBay Communities, Inc. 2.3% 3/1/30	408,000	412,040
Boston Properties, Inc.:
2.75% 10/1/26	100,000	104,117
3.25% 1/30/31	227,000	237,179
4.5% 12/1/28	100,000	113,741
Crown Castle International Corp.:
1.35% 7/15/25	90,000	89,088
2.25% 1/15/31	100,000	96,681
3.25% 1/15/51	190,000	189,601
3.65% 9/1/27	464,000	498,911
Duke Realty LP 1.75% 2/1/31	340,000	323,798
Equinix, Inc.:
1.45% 5/15/26	200,000	195,258
2.5% 5/15/31	210,000	207,855
ERP Operating LP:
1.85% 8/1/31	240,000	232,512
2.5% 2/15/30	160,000	164,064
3.5% 3/1/28	160,000	174,437
Federal Realty Investment Trust 1.25% 2/15/26	200,000	196,997
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	341,087
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	446,303
3% 1/15/30	320,000	336,474
Kilroy Realty LP 2.65% 11/15/33	100,000	97,621
Kimco Realty Corp.:
1.9% 3/1/28	610,000	602,437
2.8% 10/1/26	216,000	226,805
National Retail Properties, Inc. 3% 4/15/52	200,000	194,753
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	153,927
4.75% 1/15/28	201,000	222,822
Prologis LP:
1.625% 3/15/31	150,000	143,487
2.125% 4/15/27	170,000	173,631
Realty Income Corp.:
2.85% 12/15/32	148,000	154,386
3.25% 1/15/31	238,000	255,750
Regency Centers LP 3.7% 6/15/30	150,000	163,941
Simon Property Group LP:
2.2% 2/1/31	250,000	245,454
2.65% 7/15/30	138,000	140,852
3.375% 12/1/27	150,000	161,206
3.5% 9/1/25	230,000	246,098
4.25% 11/30/46	116,000	138,680
4.75% 3/15/42	110,000	137,667
UDR, Inc.:
2.1% 6/15/33	100,000	95,118
3% 8/15/31	100,000	104,202
Ventas Realty LP:
4% 3/1/28	184,000	203,081
4.875% 4/15/49	160,000	204,442
Welltower, Inc. 4.25% 4/15/28	174,000	195,380
Weyerhaeuser Co. 4% 11/15/29	130,000	145,825
		9,726,770
Real Estate Management & Development - 0.0%
Essex Portfolio LP:
2.65% 3/15/32	210,000	211,817
3.875% 5/1/24	120,000	126,908
		338,725
TOTAL REAL ESTATE		10,065,495
UTILITIES - 2.0%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	73,255
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	97,921
3.65% 4/1/50	139,000	157,337
Alabama Power Co. 1.45% 9/15/30	800,000	752,086
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	174,179
4.3% 12/1/28	194,000	217,085
Appalachian Power Co. 7% 4/1/38	100,000	146,937
Arizona Public Service Co. 3.35% 5/15/50	200,000	211,981
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	121,405
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	78,502
4.25% 2/1/49	185,000	234,004
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	229,499
4.3% 2/1/49	65,000	80,275
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	198,400
4% 3/1/48	208,000	248,782
DTE Electric Co.:
3.95% 3/1/49	56,000	67,582
4.05% 5/15/48	100,000	123,021
Duke Energy Carolinas LLC:
4% 9/30/42	179,000	208,787
4.25% 12/15/41	130,000	154,865
Duke Energy Corp.:
2.45% 6/1/30	200,000	198,434
3.15% 8/15/27	352,000	369,871
3.3% 6/15/41	390,000	397,893
3.75% 9/1/46	110,000	118,671
4.2% 6/15/49	310,000	354,994
Edison International 4.125% 3/15/28	100,000	106,649
Entergy Corp.:
0.9% 9/15/25	500,000	486,647
3.75% 6/15/50	190,000	208,726
Entergy, Inc. 3.55% 9/30/49	194,000	210,983
Eversource Energy:
2.55% 3/15/31	200,000	202,496
3.45% 1/15/50	120,000	127,883
Exelon Corp.:
3.95% 6/15/25	163,000	175,077
4.05% 4/15/30	370,000	414,710
4.7% 4/15/50	110,000	141,651
5.1% 6/15/45	160,000	211,214
FirstEnergy Corp.:
1.6% 1/15/26	97,000	95,193
2.25% 9/1/30	150,000	142,406
5.35% 7/15/47	150,000	177,985
Florida Power & Light Co.:
3.99% 3/1/49	133,000	163,892
4.05% 10/1/44	170,000	208,384
4.125% 2/1/42	240,000	290,503
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	84,740
Interstate Power and Light Co. 2.3% 6/1/30	104,000	104,151
Kentucky Utilities Co. 5.125% 11/1/40	170,000	221,921
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	320,956
3.95% 8/1/47	100,000	119,537
4.25% 7/15/49	100,000	124,591
Mississippi Power Co. 3.95% 3/30/28	120,000	131,627
Northern States Power Co. 2.6% 6/1/51	300,000	291,884
Oglethorpe Power Corp. 5.95% 11/1/39	110,000	147,791
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	107,353
3.8% 6/1/49	280,000	335,141
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	305,787
3.3% 8/1/40	100,000	95,033
3.5% 6/15/25	506,000	524,303
4.55% 7/1/30	603,000	658,093
4.75% 2/15/44	100,000	104,126
4.95% 7/1/50	230,000	258,173
PacifiCorp 6% 1/15/39	100,000	139,144
PPL Capital Funding, Inc. 4% 9/15/47	90,000	107,184
PPL Electric Utilities Corp. 3% 10/1/49	70,000	73,386
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	118,166
6.25% 9/1/37	130,000	191,050
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	82,628
3% 5/15/25	220,000	231,068
3.15% 1/1/50	80,000	86,415
Southern California Edison Co.:
2.95% 2/1/51	100,000	95,567
3.5% 10/1/23	566,000	588,326
3.65% 2/1/50	220,000	236,092
4.05% 3/15/42	100,000	109,356
4.65% 10/1/43	158,000	186,131
6.05% 3/15/39	100,000	132,831
Southern Co.:
3.25% 7/1/26	765,000	810,195
4.4% 7/1/46	253,000	298,585
Tampa Electric Co. 4.45% 6/15/49	140,000	178,754
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	99,010
3.8% 9/15/47	180,000	206,336
4.6% 12/1/48	208,000	267,934
6% 5/15/37	120,000	166,991
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	482,399
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	337,377
3.4% 6/1/30	73,000	78,748
		17,619,045
Gas Utilities - 0.1%
Atmos Energy Corp. 4.125% 10/15/44	210,000	247,337
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	93,900
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	82,848
Southern California Gas Co. 4.3% 1/15/49	130,000	164,816
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	251,603
		840,504
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	118,688
Exelon Generation Co. LLC 3.25% 6/1/25	100,000	105,093
		223,781
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	271,553
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	152,176
3.25% 4/15/28	250,000	269,136
4.5% 2/1/45	180,000	221,924
5.95% 5/15/37	120,000	164,357
6.125% 4/1/36	110,000	150,295
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,387
Consolidated Edison Co. of New York, Inc.:
3.85% 6/15/46	100,000	111,894
3.95% 4/1/50	245,000	285,709
4.5% 5/15/58	220,000	276,569
4.65% 12/1/48	80,000	99,862
Consumers Energy Co.:
2.65% 8/15/52	200,000	198,075
3.1% 8/15/50	200,000	213,635
Dominion Energy, Inc. 3.375% 4/1/30	340,000	360,928
DTE Energy Co. 3.8% 3/15/27	90,000	96,673
NiSource, Inc.:
0.95% 8/15/25	370,000	360,876
1.7% 2/15/31	370,000	347,522
3.49% 5/15/27	442,000	474,079
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	81,398
Puget Energy, Inc. 4.1% 6/15/30	253,000	274,763
Sempra Energy:
3.4% 2/1/28	50,000	53,264
3.55% 6/15/24	400,000	424,025
3.8% 2/1/38	270,000	298,270
4% 2/1/48	136,000	156,134
		5,372,504
Water Utilities - 0.1%
American Water Capital Corp.:
2.3% 6/1/31	220,000	220,465
3.75% 9/1/47	213,000	242,368
4.3% 12/1/42	100,000	121,487
		584,320
TOTAL UTILITIES		24,640,154
TOTAL NONCONVERTIBLE BONDS (Cost $317,380,980)		324,213,081

U.S. Government and Government Agency Obligations - 42.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	238,000	232,167
0.5% 6/17/25	650,000	637,419
0.625% 4/22/25	90,000	88,899
0.75% 10/8/27	250,000	241,445
0.875% 8/5/30	108,000	101,995
1.75% 7/2/24	930,000	953,401
2% 10/5/22	190,000	192,810
2.375% 1/19/23	655,000	670,135
2.875% 9/12/23	150,000	156,254
6.625% 11/15/30	650,000	921,843
Federal Home Loan Bank:
0.375% 9/4/25	175,000	171,316
0.5% 4/14/25	390,000	383,456
1.5% 8/15/24	125,000	127,345
2% 9/9/22	200,000	202,894
2.5% 2/13/24	230,000	239,406
3.25% 6/9/28	210,000	234,338
3.25% 11/16/28	30,000	33,514
Freddie Mac:
0.25% 8/24/23	450,000	447,790
0.25% 12/4/23	958,000	951,160
0.375% 7/21/25	480,000	469,214
0.375% 9/23/25	370,000	360,273
1.5% 2/12/25	630,000	641,181
2.75% 6/19/23	50,000	51,791
6.25% 7/15/32	110,000	159,513
6.75% 3/15/31	390,000	565,286
Tennessee Valley Authority:
0.75% 5/15/25	560,000	555,446
2.875% 2/1/27	145,000	156,052
4.25% 9/15/65	210,000	311,178
5.25% 9/15/39	420,000	604,308
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,861,829
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,774
1.125% 8/15/40	3,876,000	3,426,929
1.25% 5/15/50	6,768,000	5,919,092
1.375% 11/15/40	6,856,000	6,321,982
1.375% 8/15/50	5,970,000	5,387,692
1.625% 11/15/50	6,241,000	5,984,290
1.75% 8/15/41	7,087,000	6,957,441
1.875% 2/15/41	13,740,000	13,784,548
1.875% 2/15/51	7,913,000	8,045,295
1.875% 11/15/51	1,405,000	1,432,661
2% 2/15/50	1,963,000	2,051,028
2% 8/15/51	7,812,000	8,180,629
2.25% 5/15/41	8,805,000	9,371,822
2.25% 8/15/46	148,000	159,898
2.25% 8/15/49	267,000	293,523
2.375% 11/15/49	358,000	404,260
2.375% 5/15/51	1,925,000	2,183,371
2.5% 2/15/45	763,000	854,828
2.5% 2/15/46	329,000	370,909
2.5% 5/15/46	122,000	137,717
2.75% 11/15/42	1,059,000	1,223,186
2.75% 8/15/47	177,000	210,803
2.75% 11/15/47	157,000	187,210
2.875% 5/15/43	1,420,000	1,673,270
2.875% 8/15/45	268,000	320,794
2.875% 11/15/46	359,000	434,404
2.875% 5/15/49	361,000	446,230
3% 5/15/42	238,000	285,358
3% 11/15/44	1,614,000	1,957,479
3% 11/15/45	76,000	93,100
3% 2/15/47	1,543,000	1,910,547
3% 5/15/47	197,000	244,565
3% 2/15/48	121,000	151,207
3% 8/15/48	188,000	235,639
3% 2/15/49	264,000	332,867
3.125% 11/15/41	229,000	278,825
3.125% 2/15/42	264,000	322,039
3.125% 8/15/44	1,405,000	1,733,309
3.125% 5/15/48	48,000	61,425
3.375% 5/15/44	856,000	1,094,008
3.375% 11/15/48	68,000	91,163
3.625% 8/15/43	86,000	113,221
3.625% 2/15/44	1,464,000	1,934,825
3.75% 8/15/41	225,000	297,466
3.75% 11/15/43	4,124,000	5,534,376
3.875% 8/15/40	126,000	168,481
4.375% 2/15/38	81,000	113,353
4.375% 11/15/39	5,000	7,064
4.375% 5/15/41	433,000	617,837
4.5% 2/15/36	223,000	311,329
4.5% 5/15/38	69,000	97,993
5% 5/15/37	391,000	577,947
U.S. Treasury Notes:
0.125% 4/30/22	52,000	52,008
0.125% 5/31/22	1,466,000	1,466,117
0.125% 6/30/22	1,243,000	1,242,709
0.125% 7/31/22	967,000	966,994
0.125% 10/31/22	16,000	15,983
0.125% 11/30/22	1,493,000	1,490,900
0.125% 12/31/22	1,371,000	1,368,590
0.125% 1/31/23	2,255,000	2,249,891
0.125% 2/28/23	5,310,000	5,295,480
0.125% 3/31/23	6,934,000	6,911,790
0.125% 4/30/23	8,152,000	8,121,430
0.125% 5/15/23	6,317,000	6,293,065
0.125% 5/31/23	3,856,000	3,839,130
0.125% 6/30/23	2,838,000	2,824,586
0.125% 7/15/23	2,227,000	2,215,691
0.125% 7/31/23	5,909,000	5,875,993
0.125% 8/15/23	9,368,000	9,314,207
0.125% 8/31/23	7,650,000	7,602,785
0.125% 9/15/23	3,272,000	3,250,783
0.125% 12/15/23	684,000	677,668
0.125% 1/15/24	5,985,000	5,923,747
0.125% 2/15/24	8,876,000	8,779,612
0.25% 4/15/23	2,109,000	2,105,622
0.25% 6/15/23	2,007,000	2,001,904
0.25% 9/30/23	7,970,000	7,933,575
0.25% 11/15/23	2,984,000	2,966,516
0.25% 3/15/24	1,112,000	1,101,792
0.25% 5/15/24	1,778,000	1,758,206
0.25% 5/31/25	3,401,000	3,316,639
0.25% 6/30/25	4,190,000	4,082,304
0.25% 7/31/25	2,494,000	2,426,681
0.25% 8/31/25	7,956,000	7,729,751
0.25% 9/30/25	4,049,000	3,932,117
0.375% 3/31/22	2,097,000	2,099,080
0.375% 10/31/23	2,040,000	2,034,422
0.375% 4/15/24	7,883,000	7,826,033
0.375% 8/15/24	1,560,000	1,544,034
0.375% 9/15/24	2,020,000	1,997,117
0.375% 4/30/25	8,731,000	8,562,178
0.375% 11/30/25	7,467,000	7,264,866
0.375% 12/31/25	8,153,000	7,925,289
0.375% 1/31/26	9,105,000	8,839,675
0.375% 7/31/27	3,005,000	2,866,958
0.375% 9/30/27	3,744,000	3,560,164
0.5% 3/15/23	1,955,000	1,959,047
0.5% 3/31/25	6,279,000	6,191,928
0.5% 2/28/26	5,602,000	5,463,482
0.5% 4/30/27	546,000	526,016
0.5% 5/31/27	4,423,000	4,253,855
0.5% 6/30/27	1,506,000	1,447,643
0.5% 8/31/27	2,377,000	2,278,577
0.5% 10/31/27	8,045,000	7,692,403
0.625% 10/15/24	7,060,000	7,024,700
0.625% 7/31/26	3,960,000	3,867,652
0.625% 3/31/27	884,000	858,654
0.625% 11/30/27	2,847,000	2,739,904
0.625% 12/31/27	1,696,000	1,630,412
0.625% 5/15/30	4,618,000	4,334,606
0.625% 8/15/30	644,000	603,071
0.75% 3/31/26	6,314,000	6,219,537
0.75% 4/30/26	3,206,000	3,155,656
0.75% 5/31/26	4,443,000	4,371,322
0.75% 8/31/26	5,654,000	5,551,963
0.75% 1/31/28	4,807,000	4,650,773
0.875% 6/30/26	894,000	883,873
0.875% 9/30/26	3,370,000	3,326,559
0.875% 11/15/30	9,362,000	8,950,584
1% 7/31/28	1,260,000	1,231,748
1.125% 2/28/22	1,745,000	1,749,550
1.125% 2/28/25	748,000	753,113
1.125% 10/31/26	5,000,000	4,992,969
1.125% 2/29/28	8,720,000	8,635,525
1.125% 8/31/28	3,205,000	3,156,675
1.125% 2/15/31	8,996,000	8,781,994
1.25% 8/31/24	3,036,000	3,075,017
1.25% 3/31/28	5,759,000	5,737,404
1.25% 4/30/28	3,357,000	3,342,575
1.25% 5/31/28	2,807,000	2,793,513
1.25% 6/30/28	5,838,000	5,804,249
1.25% 9/30/28	2,621,000	2,601,752
1.25% 8/15/31	6,914,000	6,802,728
1.375% 1/31/22	52,000	52,114
1.375% 10/15/22	217,000	219,136
1.375% 1/31/25	975,000	989,930
1.375% 8/31/26	366,000	370,132
1.375% 10/31/28	5,210,000	5,214,070
1.375% 11/15/31	2,153,000	2,139,880
1.5% 8/15/22	739,000	745,986
1.5% 9/30/24	3,446,000	3,513,305
1.5% 10/31/24	3,676,000	3,747,510
1.5% 11/30/24	2,663,000	2,714,908
1.5% 8/15/26	283,000	287,765
1.5% 1/31/27	842,000	856,538
1.5% 2/15/30	724,000	730,759
1.625% 11/15/22	576,000	583,493
1.625% 2/15/26	702,000	717,603
1.625% 9/30/26	1,345,000	1,376,051
1.625% 11/30/26	454,000	464,712
1.625% 8/15/29	2,954,000	3,011,465
1.625% 5/15/31	1,313,000	1,338,439
1.75% 5/31/22	130,000	131,056
1.75% 6/30/22	728,000	734,797
1.75% 6/30/24	1,417,000	1,453,643
1.75% 7/31/24	1,867,000	1,916,884
1.75% 12/31/24	3,742,000	3,843,736
1.75% 12/31/26	415,000	427,450
1.75% 11/15/29	407,000	418,956
1.875% 2/28/22	10,000	10,045
1.875% 3/31/22	1,271,000	1,278,544
1.875% 7/31/22	151,000	152,740
1.875% 8/31/24	501,000	515,854
1.875% 7/31/26	800,000	827,344
2% 11/30/22	552,000	561,531
2% 5/31/24	5,025,000	5,185,172
2% 6/30/24	210,000	216,825
2% 11/15/26	562,000	585,248
2.125% 5/15/22	1,341,000	1,353,396
2.125% 12/31/22	92,000	93,818
2.125% 2/29/24	551,000	569,316
2.125% 3/31/24	612,000	632,679
2.125% 7/31/24	150,000	155,426
2.125% 11/30/24	320,000	332,138
2.25% 4/15/22	396,000	399,171
2.25% 12/31/23	50,000	51,721
2.25% 4/30/24	1,173,000	1,216,758
2.25% 12/31/24	30,000	31,261
2.25% 2/15/27	817,000	860,818
2.25% 8/15/27	1,371,000	1,446,566
2.25% 11/15/27	255,000	269,413
2.375% 3/15/22	1,105,000	1,112,312
2.375% 1/31/23	86,000	88,063
2.375% 2/29/24	2,090,000	2,170,334
2.375% 5/15/27	1,576,000	1,673,207
2.375% 5/15/29	473,000	506,461
2.5% 1/15/22	16,000	16,048
2.5% 2/15/22	15,000	15,076
2.5% 3/31/23	693,000	712,626
2.5% 1/31/24	2,144,000	2,230,765
2.5% 1/31/25	37,000	38,864
2.5% 2/28/26	273,000	288,932
2.625% 2/28/23	1,495,000	1,537,572
2.625% 6/30/23	2,011,000	2,080,599
2.625% 12/31/23	75,000	78,152
2.625% 12/31/25	118,000	125,416
2.625% 1/31/26	420,000	446,595
2.625% 2/15/29	1,038,000	1,127,568
2.75% 4/30/23	21,000	21,696
2.75% 5/31/23	1,025,000	1,060,875
2.75% 7/31/23	1,141,000	1,184,501
2.75% 8/31/23	738,000	767,001
2.75% 2/28/25	280,000	296,592
2.75% 6/30/25	237,000	251,757
2.75% 8/31/25	304,000	323,428
2.75% 2/15/28	629,000	683,939
2.875% 10/31/23	698,000	729,028
2.875% 11/30/23	1,156,000	1,209,149
2.875% 4/30/25	81,000	86,259
2.875% 7/31/25	258,000	275,445
2.875% 11/30/25	288,000	308,711
2.875% 5/15/28	231,000	253,270
2.875% 8/15/28	1,186,000	1,303,210
3% 10/31/25	535,000	575,334
3.125% 11/15/28	331,000	370,009
TOTAL U.S. TREASURY OBLIGATIONS		510,121,016
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $516,719,478)		520,982,845

U.S. Government Agency - Mortgage Securities - 27.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.6%
1.5% 10/1/36 to 12/1/51	12,906,573	12,699,201
2% 6/1/27 to 11/1/51	51,001,967	51,301,556
2.5% 4/1/30 to 6/1/51	23,021,774	23,696,051
3% 12/1/26 to 8/1/51	30,031,368	31,335,311
3.5% 5/1/24 to 8/1/50	17,625,560	18,827,701
4% 4/1/26 to 5/1/51	9,049,096	9,698,618
4.5% 10/1/39 to 12/1/50	4,574,892	4,936,068
5% 11/1/44 to 10/1/50	2,982,536	3,267,557
5.5% 9/1/40 to 6/1/49	490,484	549,793
TOTAL FANNIE MAE		156,311,856
Freddie Mac - 7.7%
1.5% 10/1/36 to 11/1/51	5,683,396	5,611,535
2% 3/1/28 to 11/1/51	28,249,486	28,435,742
2% 9/1/35	1,582,258	1,624,287
2% 11/1/35	340,674	349,616
2% 11/1/35	431,464	442,790
2.5% 2/1/30 to 9/1/51	26,678,453	27,409,418
3% 2/1/29 to 6/1/51	6,875,626	7,176,262
3.5% 12/1/25 to 3/1/50	6,643,508	7,060,386
4% 6/1/34 to 10/1/49	9,202,838	9,846,493
4% 4/1/48	910	977
4.5% 7/1/41 to 10/1/50	4,270,638	4,593,393
5% 8/1/48 to 5/1/50	2,429,246	2,651,590
5.5% 6/1/49	216,889	239,324
TOTAL FREDDIE MAC		95,441,813
Ginnie Mae - 5.9%
1.5% 4/20/51 to 5/20/51	218,087	213,498
2% 3/20/51 to 11/20/51	15,128,906	15,335,778
2% 12/1/51 (e)	450,000	455,751
2% 12/1/51 (e)	800,000	810,224
2.5% 3/20/47 to 9/20/51	15,487,576	15,919,970
2.5% 12/1/51 (e)	450,000	462,312
2.5% 12/1/51 (e)	700,000	719,153
3% 7/20/42 to 5/20/51	12,038,331	12,523,296
3% 12/1/51 (e)	2,350,000	2,435,349
3.5% 5/20/44 to 2/20/51	10,388,578	10,884,051
3.5% 12/1/51 (e)	2,350,000	2,454,181
4% 12/20/45 to 1/20/51	5,742,485	6,078,103
4.5% 6/20/45 to 3/20/51	2,931,807	3,119,109
5% 11/20/45 to 11/20/50	1,049,434	1,132,165
5.5% 12/20/44 to 12/20/48	116,106	128,983
TOTAL GINNIE MAE		72,671,923
Uniform Mortgage Backed Securities - 1.7%
1.5% 12/1/36 (e)	800,000	804,059
1.5% 12/1/51 (e)	400,000	386,797
2% 12/1/36 (e)	1,200,000	1,230,483
2% 12/1/51 (e)	5,300,000	5,304,793
2.5% 12/1/51 (e)	4,200,000	4,305,000
2.5% 12/1/51 (e)	4,700,000	4,817,500
3% 12/1/51 (e)	2,000,000	2,076,406
3.5% 12/1/51 (e)	700,000	735,902
4% 12/1/51 (e)	1,000,000	1,066,172
4.5% 12/1/51 (e)	400,000	429,891
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		21,157,003
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $346,357,676)		345,582,595

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	114,634
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	13,338	13,392
Series 2021-1 Class A3, 0.34% 12/15/25	360,000	358,337
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	205,582
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	286,183
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	103,006
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	360,000	359,361
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	51,594
Series 2018-4 Class A, 4.06% 11/15/30	60,000	67,559
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	355,000	353,596
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	360,000	359,286
TOTAL ASSET-BACKED SECURITIES (Cost $2,272,373)		2,272,530

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	294,871
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	249,045
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	370,525
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	705,254
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	460,698
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	454,003
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	342,388
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	464,915
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	251,600
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	180,188
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	524,883
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	509,077
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	278,769
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	46,195
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	52,779
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	202,386
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	207,647
Class A5, 3.0161% 9/15/52	200,000	211,334
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	792,174
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	623,597
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	693,056
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	422,585
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	69,056
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	454,407
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	185,188
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	553,126
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	548,243
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	649,119
Series K057 Class A2, 2.57% 7/25/26	330,000	346,980
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	62,624
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	535,831
Series K-1510 Class A2, 3.718% 1/25/31	165,000	190,712
Series K064 Class A2, 3.224% 3/25/27	250,000	271,629
Series K068 Class A2, 3.244% 8/25/27	570,000	623,518
Series K094 Class A2, 2.903% 6/25/29	430,000	467,157
Series K730 Class A2, 3.59% 1/25/25	50,000	52,993
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	336,557	349,488
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	317,089
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	52,856
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	422,871
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	500,794
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.2963% 8/15/46 (b)	160,000	166,009
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	155,757
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	383,294
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	210,354
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	535,588
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	140,444
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	272,887
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	303,376	307,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,030,595)		17,163,806

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	283,853
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	92,342
Series 2010 S1, 7.043% 4/1/50	55,000	100,062
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	272,012
Series 2010, 7.6% 11/1/40	350,000	611,344
Series 2018, 3.5% 4/1/28	175,000	194,915
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	287,676
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	166,789
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	459,567
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48 (e)	300,000	296,918
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	21,577
Series 2021 C, 2.843% 11/1/46	250,000	254,511
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	56,000	57,697
3.293% 6/1/42	60,000	61,825
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	77,821
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	876,882
Series 2010-3, 7.35% 7/1/35	100,000	128,056
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	189,358
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	199,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	268,438
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	102,104
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	224,637
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	34,528
4.131% 6/15/42	30,000	34,886
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	187,647
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	299,768
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	96,354
Series 225, 3.175% 7/15/60	300,000	308,546
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	209,352
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	158,576
3.256% 5/15/60	150,000	167,645
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	218,373
TOTAL MUNICIPAL SECURITIES (Cost $6,575,305)		6,943,809

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	258,617
2.95% 1/23/24	120,000	125,412
3.3% 3/15/28	225,000	248,056
British Columbia Province 2.25% 6/2/26	350,000	365,488
Canadian Government 2% 11/15/22	155,000	157,389
Chilean Republic:
2.55% 7/27/33	530,000	520,386
3.125% 3/27/25	840,000	882,945
3.24% 2/6/28	200,000	210,100
3.625% 10/30/42	194,000	206,161
Export Development Canada 2.625% 2/21/24	500,000	520,055
Hungarian Republic:
5.375% 3/25/24	140,000	152,323
7.625% 3/29/41	60,000	97,553
Indonesian Republic:
2.85% 2/14/30	200,000	206,100
3.5% 2/14/50	400,000	402,825
4.35% 1/11/48	250,000	279,715
Israeli State:
3.25% 1/17/28	760,000	823,650
3.375% 1/15/50	275,000	291,990
4.5% 1/30/43	200,000	251,856
Italian Republic:
1.25% 2/17/26	1,161,000	1,133,016
2.375% 10/17/24	400,000	411,246
3.875% 5/6/51	200,000	218,184
Korean Republic 2.75% 1/19/27	570,000	604,479
Manitoba Province 2.6% 4/16/24	870,000	906,001
Ontario Province:
1.125% 10/7/30	511,000	484,413
2.3% 6/15/26	70,000	73,009
2.4% 2/8/22	100,000	100,404
2.5% 4/27/26	300,000	315,312
3.05% 1/29/24	100,000	104,748
Panamanian Republic:
3.16% 1/23/30	400,000	408,950
4.5% 4/16/50	400,000	427,825
6.7% 1/26/36	240,000	315,720
Peruvian Republic:
1.862% 12/1/32	300,000	271,369
2.78% 12/1/60	70,000	59,141
3.55% 3/10/51	250,000	249,813
4.125% 8/25/27	250,000	273,797
6.55% 3/14/37	275,000	368,294
7.35% 7/21/25	430,000	513,528
Philippine Republic:
2.65% 12/10/45	610,000	559,980
3% 2/1/28	200,000	212,098
6.375% 10/23/34	130,000	178,531
9.5% 2/2/30	70,000	107,813
Polish Government 5% 3/23/22	130,000	131,694
Quebec Province:
2.5% 4/9/24	130,000	135,143
2.5% 4/20/26	590,000	622,114
2.75% 4/12/27	320,000	342,045
United Mexican States:
3.75% 1/11/28	400,000	429,200
4.5% 4/22/29	710,000	788,677
4.6% 2/10/48	270,000	282,369
4.75% 4/27/32	200,000	223,163
5% 4/27/51	755,000	838,192
5.55% 1/21/45	250,000	294,891
6.05% 1/11/40	120,000	147,210
Uruguay Republic:
4.375% 10/27/27	140,000	157,264
4.975% 4/20/55	242,000	308,142
7.625% 3/21/36	130,000	194,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,280,704)		19,192,811

Supranational Obligations - 1.3%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	200,000	196,828
3% 9/20/23	80,000	83,459
Asian Development Bank:
0.375% 9/3/25	700,000	682,337
0.75% 10/8/30	150,000	140,462
1.5% 10/18/24	200,000	203,537
1.75% 9/13/22	83,000	83,967
1.875% 1/24/30	1,139,000	1,177,103
2.5% 11/2/27	20,000	21,304
2.625% 1/30/24	430,000	447,785
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	596,124
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,308,198
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	902,523
European Investment Bank:
0.25% 9/15/23	1,623,000	1,613,945
0.75% 9/23/30	400,000	376,020
0.875% 5/17/30	80,000	77,405
1.25% 2/14/31	630,000	618,023
2% 12/15/22	118,000	119,960
2.25% 8/15/22	685,000	694,823
2.25% 6/24/24	210,000	217,887
3.125% 12/14/23	110,000	115,586
Inter-American Development Bank:
0.625% 7/15/25	140,000	137,926
0.875% 4/20/26	400,000	394,496
2.5% 1/18/23	1,945,000	1,991,602
4.375% 1/24/44	190,000	267,707
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	341,563
0.5% 10/28/25	364,000	355,735
0.75% 8/26/30	1,433,000	1,351,147
0.875% 5/14/30	134,000	128,092
1.5% 8/28/24	90,000	91,654
1.625% 1/15/25	110,000	112,296
1.875% 10/27/26	320,000	330,106
2.5% 3/19/24	300,000	312,176
International Finance Corp.:
0.375% 7/16/25	160,000	156,202
0.75% 8/27/30	100,000	94,390
2.875% 7/31/23	39,000	40,510
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $16,868,492)		16,782,878

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia 2.45% 9/19/22	374,000	380,172
Citizens Bank NA:
2.25% 4/28/25	250,000	256,850
3.75% 2/18/26	250,000	271,530
Discover Bank:
2.7% 2/6/30	500,000	511,618
3.35% 2/6/23	250,000	256,791
TOTAL BANK NOTES (Cost $1,627,918)		1,676,961

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $10,644,184)	10,642,266	10,644,395

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,254,757,705)	1,265,455,711
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(25,277,308)
NET ASSETS - 100.0%	1,240,178,403

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,071,471 or 0.3% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	49,152,407	99,379,506	137,887,518	5,336	-	-	10,644,395	0.0%
Total	49,152,407	99,379,506	137,887,518	5,336	-	-	10,644,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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